UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2013
Statement of Partners' Capital [Abstract]
Cash distributions declared per common unit (in dollars per unit)	$ 0.41